Summary of Significant Accounting Policies - Summary of Revenue and Adjusted EBITDA by Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Revenue
Total revenue		$ 243,920	$ 305,463	$ 440,900
Segment Adjusted EBITDA
Total Adjusted EBITDA		(76,525)	(147,188)	(141,391)
Reconciliation of net loss to Adjusted EBITDA
Net loss		(183,619)	(250,863)	(183,533)
Interest (income), net		(255)	(6,244)	(5,269)
Other (income) / expense, net		(1,322)	(1,340)	19
Depreciation and amortization		20,246	22,610	9,901
Stock-based compensation expense		88,425	44,838	37,491
Restructuring and other charges	[1]		44,692
Unallocated Corporate [Member]
Segment Adjusted EBITDA
Total Adjusted EBITDA		(30,587)	(28,460)	(23,793)
Consumer & Research Services [Member]
Segment Revenue
Total revenue		243,866	299,907	437,919
Segment Adjusted EBITDA
Total Adjusted EBITDA		12,796	(65,845)	(85,822)
Therapeutics [Member]
Segment Revenue
Total revenue		54	5,556	2,981
Segment Adjusted EBITDA
Total Adjusted EBITDA		$ (58,734)	$ (52,883)	$ (31,776)

[1]	For the year ended March 31, 2020, restructuring includes $0.9 million of stock-based compensation expense related to restructuring activities.